Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	$ 13,645,658		$ 11,780,880
Additions net of transferences	525,308	[1]	267,778
Disposals	$ (66,361)		$ (14,621)	[1]
Depreciation expense	(312510.00%)		(265304.00%)
Exchange rate variation	$ 310,748		$ 403,759
Balance	14,102,843		12,172,492
Buildings [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	4,496,924		3,991,581
Additions net of transferences	160,164	[1]	76,631
Disposals	$ (31,659)		$ (2,279)	[1]
Depreciation expense	(76728.00%)		(60711.00%)
Exchange rate variation	$ 102,910		$ 128,144
Balance	4,651,611		4,133,366
Land [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	1,168,187		1,060,288
Additions net of transferences	20,927	[1]	2,617
Disposals	$ (14,219)		(1,396)	[1]
Depreciation expense
Exchange rate variation	$ 32,842		46,584
Balance	1,207,737		1,108,093
Machinery and equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	4,446,022		4,038,196
Additions net of transferences	221,039	[1]	153,451
Disposals	$ (12,268)		$ (719)	[1]
Depreciation expense	(173977.00%)		(155514.00%)
Exchange rate variation	$ 83,277		$ 109,328
Balance	4,564,093		4,144,742
Facilities [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	867,977		682,348
Additions net of transferences	37,788	[1]	29,983
Disposals	$ (908)		$ (1,001)	[1]
Depreciation expense	(16533.00%)		(12387.00%)
Exchange rate variation	$ 46,846		$ 53,315
Balance	935,170		752,258
Computer equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	194,719		187,164
Additions net of transferences	18,456	[1]	20,708
Disposals	$ (305)		$ (1,205)	[1]
Depreciation expense	(16497.00%)		(14153.00%)
Exchange rate variation	$ 1,086		$ 2,742
Balance	197,459		195,256
Vehicles (land and air) [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	371,819		275,582
Additions net of transferences	22,880	[1]	30,778
Disposals	$ (5,113)		$ (6,717)	[1]
Depreciation expense	(14544.00%)		(10985.00%)
Exchange rate variation	$ 13,114		$ 12,091
Balance	388,156		300,749
Construction in progress [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	1,697,271		1,238,785
Additions net of transferences	33,962	[1]	(69,170)
Disposals	$ (1,633)		(1,194)	[1]
Depreciation expense
Exchange rate variation	$ 29,029		47,653
Balance	1,758,629		1,216,074
Other [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance	402,739		306,936
Additions net of transferences	10,092	[1]	22,780
Disposals	$ (256)		$ (110)	[1]
Depreciation expense	(14231.00%)		(11554.00%)
Exchange rate variation	$ 1,644		$ 3,902
Balance	$ 399,988		$ 321,954

[1]	Additions for each category includes transfer from construction in progress during the period.